UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	February 14, 2012

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total:      $141963

List of Other Included Managers:             None

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
FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/	   SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	   PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AMERICAN SAFETY INSURANCE HLDGS	COM		G02995101	7,529	346,191	   SH		SOLE			346,191
AMERICAN SELECT PORTFOLIO INC	COM		029570108	5,900	590,268	   SH		SOLE			590,268
AMERICAN STRATEGIC PTFL		COM		030098107	697	65,282	   SH		SOLE			65,282
AMERICAN STRATEGIC PTFL II	COM		030099105	2,075	257,396	   SH		SOLE			257,396
CAPITAL SOUTHWEST CORP		COM		140501107	2,901	35,577	   SH		SOLE			35,577
CHECKPOINT SYSTEMS INC		COM		162825103	4,312	394,181	   SH		SOLE			394,181
COMPUWARE CORP			COM		205638109	11,106	1,334,880  SH		SOLE			1,334,880
DIGITAL GENERATION INC		COM		25400B108	7,206	604,500	   SH		SOLE			604,500
DOVER MOTORSPORTS INC		COM		260174107	2,158	2,077,008  SH		SOLE			2,077,008
DSP GROUP INC			COM		23332B106	9,248	1,775,117  SH		SOLE			1,775,117
ELLINGTON FINANCIAL LLC		COM		288522303	3,189	185,740	   SH		SOLE			185,740
GILAT SATELLITE NETWORKS LTD	SHS NEW		M51474118	8,588	2,174,117  SH		SOLE			2,174,117
GMX RESOURCES INC		NOTE 4.5%	38011MAJ7	5,216	10,896,000 PRN		SOLE			10,896,000
KVH INDS INC			COM		482738101	2,843	365,452	   SH		SOLE			365,452
QAD INC				CL A		74727D306	9,087	865,405	   SH		SOLE			865,405
QAD INC				CL B		74727D207	2,606	253,081	   SH		SOLE			253,081
SEACHANGE INTL INC		COM		811699107	7,447	1,059,311  SH		SOLE			1,059,311
SIERRA WIRELESS INC		COM		826516106	9,679	1,379,826  SH		SOLE			1,379,826
SKECHERS USA INC		CL A		830566105	4,812	397,060	   SH		SOLE			397,060
TECUMSEH PRODUCTS CO		CL A		878895200	10,138	2,156,997  SH		SOLE			2,156,997
TECUMSEH PRODUCTS CO		CL B		878895101	378	84,930	   SH		SOLE			84,930
TELLABS INC			COM		879664100	6,110	1,512,320  SH		SOLE			1,512,320
TETRA TECHNOLOGIES INC		COM		88162F106	4,897	524,300	   SH		SOLE			524,300
TOWER GROUP INC			COM		891777104	3,333	165,256	   SH		SOLE			165,256
TRANSACT TECHNOLOGIES INC	COM		892918103	10,508	1,447,397  SH		SOLE			1,447,397